LEASES (Tables)	12 Months Ended
Sep. 30, 2024
Leases
SCHEDULE OF OPERATING LEASE LIABILITIES

As of September 30, 2024 and 2023, lease liabilities consist of the following:

	September 30, 2024	September 30, 2023

Operating lease liabilities – current portion	$154,254	$172,066
Operating lease liabilities – non-current portion	-	153,043
Total	$154,254	$325,109

SCHEDULE OF LEASE INFORMATION

Other lease information is as follows:

	September 30, 2024	September 30, 2023

Weighted-average remaining lease term – operating leases	10 months	22 months
Weighted-average discount rate – operating leases	7.375%	7.375%

SCHEDULE OF LEASE FUTURE MINIMUM PAYMENTS

The following is a schedule of future minimum payments under operating leases as of September 30, 2024:

September 30,
2024

Year ending September 30, 2025	159,345
Total undiscounted lease obligations	159,345
Less: imputed interest	(5,091)
Lease liabilities recognized in the consolidated balance sheet	$154,254

SCHEDULE OF CASH LEASE PAYMENTS INCLUDED IN MEASUREMENT OF LEASE LIABILITIES

The following table represents the cash lease payments included in the measurement of lease liabilities for the years ended September 30, 2024 and 2023.

	For the year ended September 30,
	2024	2023

Cash paid for amounts included in the measurement of lease liabilities	$190,257	$182,285